Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants outstanding - beginning balance	125,000
Weighted average exercise price, beginning	$ 20.0
Issued		125,000
Weighted average exercise price, warrants issued		$ 20.0
Exercised
Weighted average exercise price, warrants exercised
Expired
Weighted average exercise price, warrants expired
Warrants outstanding - ending balance	125,000	125,000
Weighted average exercise price, ending	$ 20.0	$ 20.0
Warrants exercisable	125,000
Weighted average exercise price, warrants exercisable	$ 20.0